Staff costs and Directors Remuneration (Details Textual) - Non-Executive Directors Annual Fees [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Staff costs and Directors Remuneration [Line Items]
Non-executive Directors annual fees, Settled in Cash	$ 80,000
Non-executive Directors annual fees, Settled in Shares	100,000
Chairman Board of Committee [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Serving Board Committee, Annual Fees	20,000
Board of Committee [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Serving Board Committee, Annual Fees	$ 10,000